Income Taxes - Reconciliation of Income Tax Expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before income taxes	R$ (100,901)	R$ 66,356	R$ 92,838
Combined statutory income taxes rate - %	34.00%	34.00%	34.00%
Income taxes at statutory rates	R$ 34,306	R$ (22,561)	R$ (31,565)
Reconciliation adjustments:
Share of loss of equity-accounted investees (a)	(269)	(240)	(378)
Effect of presumed profit of subsidiaries (b)	11,080	907	13,523
Permanent differences (c)	(26,097)
Other additions (exclusions), net	(1,035)	(822)	(23)
Income taxes - income (expense)	R$ 17,985	R$ (22,716)	R$ (18,443)
Effective rate	(17.80%)	34.20%	19.90%